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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [_]; Amendment Number ______
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:    Peregrine Capital Management Inc.
Address: LaSalle Plaza
         800 LaSalle Avenue, Suite 1850
         Minneapolis, MN 55402-2018

Form 13F File Number: 28-1523

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert B. Mersky     or      Dave S. Lunt
Title: President                    Senior Vice President
Phone: (612) 343-7610               (612) 343-7632

Signature, Place, and Date of Signing:

    /s/ Robert B. Mersky              Minneapolis, MN          April 7, 2006
-----------------------------  -----------------------------  ----------------
         [Signature]                   [City, State]               [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by the other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
Wells Fargo & Company